OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 9:-     OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2019	2018

Payroll and other employee related accruals	$13,147	$9,723
Accrued expenses	7,173	6,525
Government authorities	2,331	1,525
Provision for return	1,885	2,272
Royalties provision	150	1,770
Others	6	726

	$24,692	$22,541